Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Customer relationship and backlog [Member] | Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	1 year
Customer relationship and backlog [Member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	15 years
Acquired technology [Member] | Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	2 years
Acquired technology [Member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	8 years
Brand names and patents [Member] | Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	5 years
Brand names and patents [Member] | Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	10 years